Acquisition of ElectraMeccanica - Recognized Identified Assets Acquired and Liabilities Assumed (Details) $ in Thousands	Mar. 26, 2024 USD ($) facility
ElectraMeccanica Vehicles Corp
Asset Acquisition [Line Items]
Purchase consideration	$ (35,588)
Assets acquired
Cash and cash equivalents	50,240
Restricted cash	1,115
Prepaid expenses and other current assets	1,539
Other non-current assets	1,736
Total identifiable assets acquired	54,630
Liabilities assumed
Accounts payable	(804)
Other current liabilities	(1,903)
Other non-current liabilities	(16,335)
Total liabilities assumed	(19,042)
Net assets acquired and liabilities assumed	35,588
Transaction costs	$ 3,700
Number of facilities acquired | facility	2
Other current liabilities	$ 1,903
Other non-current liabilities	16,335
ElectraMeccanica Vehicles Corp, two facilities
Liabilities assumed
Other current liabilities	(1,200)
Other non-current liabilities	(16,000)
Other current liabilities	1,200
Other non-current liabilities	$ 16,000